Schedule of Investments

ARK Innovation ETF

October 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–100.0%

Automobiles - 10.1%
Tesla, Inc.*	2,521,820	$978,567,033

Biotechnology - 26.0%
CRISPR Therapeutics AG (Switzerland)*†	5,692,205	522,658,263
Editas Medicine, Inc.*†	7,163,334	221,633,554
Exact Sciences Corp.*	981,812	121,577,780
Intellia Therapeutics, Inc.*†	6,844,482	163,856,899
Invitae Corp.*†	17,654,665	692,239,415
Iovance Biotherapeutics, Inc.*	6,255,472	223,195,241
Organovo Holdings, Inc.*†	837,939	7,189,517
Seres Therapeutics, Inc.*†	8,569,843	239,012,921
Syros Pharmaceuticals, Inc.*†	6,042,606	40,304,182
Twist Bioscience Corp.*	1,705,300	130,694,192
Veracyte, Inc.*†	4,355,737	150,969,844
Total Biotechnology		2,513,331,808

Capital Markets - 1.3%
Intercontinental Exchange, Inc.	1,383,151	130,569,454

Consumer Finance - 3.1%
LendingTree, Inc.*†	905,061	292,868,689

Diversified Telecommunication - 1.0%
Iridium Communications, Inc.*	3,533,522	93,320,316

Entertainment - 11.0%
DouYu International Holdings Ltd. (China)*(a)	4,209,071	64,398,786
HUYA, Inc. (China)*†(a)	4,671,694	104,645,946
Nintendo Co. Ltd. (Japan)(a)	1,092,216	73,975,789
Roku, Inc.*	2,597,402	525,714,165
Sea Ltd. (Taiwan)*(a)	317,434	50,059,342
Spotify Technology SA*	985,748	236,471,088
Total Entertainment		1,055,265,116

Health Care Equipment & Supplies - 1.1%
Cerus Corp.*†	19,279,363	101,216,656

Health Care Technology - 3.3%
Teladoc Health, Inc.*	1,604,253	315,171,544

Interactive Media & Services - 6.0%
Facebook, Inc., Class A*	335,885	88,374,703
Pinterest, Inc., Class A*	2,432,633	143,403,715
Tencent Holdings Ltd. (China)(a)	723,951	55,266,419
Zillow Group, Inc., Class C*	3,265,978	289,430,971
Total Interactive Media & Services		576,475,808

IT Services - 8.1%
Square, Inc., Class A*	3,858,378	597,585,585
Twilio, Inc., Class A*	671,341	187,283,999
Total IT Services		784,869,584

Life Sciences Tools & Services - 3.8%
Compugen Ltd. (Israel)*†	10,975,110	141,469,168
Illumina, Inc.*	101,493	29,707,001
NanoString Technologies, Inc.*†	2,904,305	106,442,778
Pacific Biosciences of California, Inc.*	6,593,603	86,442,136
Total Life Sciences Tools & Services		364,061,083

Machinery - 3.4%
ExOne Co. (The)*†	1,975,365	19,852,418
Proto Labs, Inc.*†	2,620,191	309,392,153
Total Machinery		329,244,571

Semiconductors & Semiconductor Equipment - 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	1,856,428	155,698,616

Software - 16.5%
2U, Inc.*†	8,146,670	300,204,790
DocuSign, Inc.*	570,272	115,337,512
Materialise NV (Belgium)*†(a)	5,241,584	178,056,608
PagerDuty, Inc.*†	7,360,831	199,478,520
Slack Technologies, Inc., Class A*	11,710,135	299,545,253
Splunk, Inc.*	763,758	151,254,635
Synopsys, Inc.*	491,141	105,035,414
Unity Software, Inc.*	583,821	55,392,937
Zoom Video Communications, Inc., Class A*	203,931	93,993,837
Zscaler, Inc.*	671,927	91,214,090
Total Software		1,589,513,596

Technology Hardware, Storage & Peripherals - 3.7%
Pure Storage, Inc., Class A*†	16,409,047	264,185,657
Stratasys Ltd.*†	7,483,972	95,645,162
Total Technology Hardware, Storage & Peripherals		359,830,819

Total Common Stocks
(Cost $7,229,344,187)		9,640,004,693

MONEY MARKET FUND–0.2%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.02% (b)
(Cost $21,435,572)	21,435,572	21,435,572

Total Investments–100.2%
(Cost $7,250,779,759)		9,661,440,265
Liabilities in Excess of Other Assets–(0.2)%		(18,063,986)
Net Assets–100.0%		$9,643,376,279

Schedule of Investments (continued)

ARK Innovation ETF

October 31, 2020 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s transactions with affiliated issuers during the period ended October 31, 2020 is as follows:

Value ($) at 7/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2020	Value ($) at 10/31/2020
Common Stocks — 43.1%
Biotechnology — 21.1%
CRISPR Therapeutics AG
349,654,719	158,581,545	(7,977,524)	4,655,106	17,744,417	–	–	5,692,205	522,658,263
Editas Medicine, Inc.
167,727,632	53,413,124	(3,666,786)	1,239,288	2,920,296	–	–	7,163,334	221,633,554
Intellia Therapeutics, Inc.
124,058,583	–	(2,325,181)	891,728	41,231,769	–	–	6,844,482	163,856,899
Invitae Corp.
436,592,122	124,412,348	(40,456,632)	14,112,650	157,578,927	–	–	17,654,665	692,239,415
Organovo Holdings, Inc.
11,151,324	50,717	(109,227)	34,572	(3,937,869)	–	–	837,939	7,189,517
Seres Therapeutics, Inc.
31,255,090	69,293,676	(63,463,300)	16,037,875	185,889,580	–	–	8,569,843	239,012,921
Syros Pharmaceuticals, Inc.
52,386,859	14,833,589	(4,748,517)	(3,000,761)	(19,166,988)	–	–	6,042,606	40,304,182
Veracyte, Inc.
111,568,341	45,929,444	(2,221,500)	1,785,836	(6,092,277)	–	–	4,355,737	150,969,844
Consumer Finance — 3.1%
LendingTree, Inc.
224,789,652	95,189,491	(12,966,901)	1,490,034	(15,633,587)	–	–	905,061	292,868,689
Entertainment — 1.1%
HUYA, Inc.
71,876,179	44,912,528	(1,850,644)	228,888	(10,521,005)	–	–	4,671,694	104,645,946
Health Care Equipment & Supplies — 1.1%
Cerus Corp.
110,213,187	28,115,213	(2,575,020)	892,496	(35,429,220)	–	–	19,279,363	101,216,656
Life Sciences Tools & Services — 2.6%
Compugen Ltd.
142,266,832	41,789,751	(20,327,132)	(415,127)	(21,845,156)	–	–	10,975,110	141,469,168
NanoString Technologies, Inc.
102,159,848	41,653,802	(40,166,412)	3,472,415	(676,875)	–	–	2,904,305	106,442,778
Machinery — 3.4%
ExOne (The) Co.
18,236,340	4,714,544	(6,906,669)	1,353,169	2,455,034	–	–	1,975,365	19,852,418
Proto Labs, Inc.
218,068,251	117,830,333	(5,847,663)	3,211,331	(23,870,099)	–	–	2,620,191	309,392,153
Software — 7.0%
2U, Inc.
288,737,750	93,515,725	(15,646,125)	3,964,875	(70,367,435)	–	–	8,146,670	300,204,790
Materialise NV
90,286,259	60,282,278	(14,762,780)	2,384,345	39,866,506	–	–	5,241,584	178,056,608
PagerDuty, Inc.
107,564,804	107,064,284	(2,653,705)	1,151,042	(13,647,905)	–	–	7,360,831	199,478,520
Technology Hardware, Storage & Peripherals — 3.7%
Pure Storage, Inc.
145,380,257	136,405,554	(3,592,015)	1,219,311	(15,227,450)	–	–	16,409,047	264,185,657
Stratasys Ltd.
114,094,825	–	(1,815,723)	(119,330)	(16,514,610)	–	–	7,483,972	95,645,162
2,918,068,854	1,237,987,946	(254,079,456)	54,589,743	194,756,053	–	–	145,134,004	4,151,323,140

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2020.

Schedule of Investments (continued)

ARK Innovation ETF

October 31, 2020 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2020, based upon the three levels defined above:

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$9,640,004,693	$–	$–	$9,640,004,693
Money Market Fund	21,435,572	–	–	21,435,572
Total	$9,661,440,265	$–	$–	$9,661,440,265

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.